12. DARPA CONTRACT AND RELATED REVENUE RECOGNITION (Details Narrative 2) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013
Revenue Recognition, Milestone Method [Line Items]
Contract revenue	$ 444,723	$ 808,739	$ 1,466,482	$ 1,230,004
Number Of Milestones Under Year One Contract	3		8
Number Of Milestones Achieved Under Year One Contract		4		6
Sixth Milestone [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				216,747
MileStoneTwoPointTwoPointTwoPointThree [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				216,747
MileStoneTwoPointTwoPointOnePointFour [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				183,367
MileStoneMTwo [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				216,747
MileStoneTwoPointThreePointThreePointOne [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				208,781
Milestone 2.3.2.1
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				195,581
Milestone M4
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized				208,781
Milestone 2.3.2.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			195,581		195,581
Milestone 2.3.2.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			195,581
Milestone 2.3.3.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			208,781		208,781
Milestone M5
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			208,781		208,781
Milestone M3
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			195,576
Milestone 2.4.2.1
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			197,362
Milestone 2.4.1.1
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			186,164
Milestone 2.4.2.3
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized			$ 78,641